Leases - Leased Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Operating ROU asset	$ 341,538
Finance lease right-of-use assets	35,586	$ 0
Total lease assets	377,124
Liabilities
Operating lease liability, current	50,442
Finance lease liability, current	8,731
Operating lease liability, non-current	310,721
Finance lease liability, non-current	36,335
Present value of lease liabilities	$ 406,229
Weighted-average remaining lease term (in years)
Operating	8 years 7 months 6 days
Finance	6 years 3 days
Weighted-average discount rate
Operating	6.89%
Finance	5.45%
Finance lease, ROU asset accumulated amortization	$ 6,900